Average Annual Total Returns - Institutional - Vanguard Intermediate-Term Bond Index Fund	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares Since Inception	Institutional Plus Shares Inception Date	Bloomberg Barclays U.S. 5-10 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. 5-10 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. 5-10 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	9.83%	5.25%	4.37%	Nov. 30, 2011	9.73%	5.31%	4.40%	7.75%	4.53%	3.54%